BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 30, 2023	Jul. 15, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Goodwill			$ 136,105	$ 126,543	$ 126,645
Network Solutions Group [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Consideration transferred	$ 59,600
Future Com [Member]
Business Combination [Abstract]
Cash portion of the acquisition		$ 13,000
Consideration payable		300
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Accounts receivable		4,033
Other assets		129
Identified intangible assets		8,360
Accounts payable and other liabilities		(8,714)
Contract liabilities		(214)
Total identifiable net assets		3,594
Goodwill		9,694
Total purchase consideration		$ 13,288
Future Com [Member] | Customer Relationships [Member]
Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed [Abstract]
Estimated useful lives			7 years